Income taxes (Details 4) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Deferred tax assets	₩ 4,899,137	₩ 4,774,167
Deferred tax liabilities	(247,760)	(248,171)
Unrecognized deferred tax assets	(4,651,377)	(4,525,996)
Deferred tax assets (liabilities), net
Gross carrying amount [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	4,574,362	4,305,986
Deferred tax liabilities	(75,235)	(81,256)
Gross carrying amount [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	324,775	468,181
Deferred tax liabilities	₩ (172,525)	₩ (166,915)